UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21787

Name of Fund: Enhanced S&P 500(R) Covered Call Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
      Officer, Enhanced S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

Enhanced S&P 500(R)
Covered Call Fund Inc.

Semi-Annual Report
(Unaudited)
June 30, 2007


[LOGO] IQ INVESTMENT
           ADVISORS                                   [LOGO] Oppenheimer Capital

Enhanced S&P 500(R) Covered Call Fund Inc.

Proxy Results

During the six-month period ended June 30, 2007, the shareholders of Enhanced S&P 500(R) Covered Call Fund Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on April 27, 2007. A description of the proposal and number of shares voted are as follows:

-----------------------------------------------------------------------------------------------------
                                                                      Shares Voted    Shares Withheld
                                                                           For          From Voting
-----------------------------------------------------------------------------------------------------
To elect the Fund's Board of Directors:         Paul Glasserman         7,801,774         141,180
                                                Steven W. Kohlhagen     7,803,716         139,238
                                                William J. Rainer       7,803,716         139,238
-----------------------------------------------------------------------------------------------------

Directors and Officers

William J. Rainer, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
Steven W. Kohlhagen, Director and Chairman of the Nominating and Corporate
  Governance Committee
Donald C. Burke, Vice President and Secretary
Martin G. Byrne, Chief Legal Officer
Mitchell M. Cox, President
Justin C. Ferri, Vice President
Jay M. Fife, Vice President
James E. Hillman, Vice President and Treasurer
Catherine A. Johnston, Chief Compliance Officer
Colleen R. Rusch, Vice President

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

BEO

S&P 500 and Standard & Poor's 500 are registered trademarks of the McGraw-Hill Companies.


2        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007

Portfolio Information

As of June 30, 2007

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ......................................................   2.7%
General Electric Co. ...................................................   2.3
AT&T Inc. ..............................................................   1.5
Citigroup, Inc. ........................................................   1.5
Microsoft Corp. ........................................................   1.4
Bank of America Corp. ..................................................   1.3
The Procter & Gamble Co. ...............................................   1.1
American International Group, Inc. .....................................   1.1
Chevron Corp. ..........................................................   1.1
Pfizer, Inc. ...........................................................   1.0
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ............................................   6.6%
Pharmaceuticals ........................................................   4.9
Diversified Financial Services .........................................   3.9
Insurance ..............................................................   3.7
Industrial Conglomerates ...............................................   3.1
--------------------------------------------------------------------------------

S&P 500(R) Index Sector Weightings                              Percent of Total
on Common Stock                                            Long-Term Investments
--------------------------------------------------------------------------------
Financials .............................................................  20.9%
Information Technology .................................................  15.4
Health Care ............................................................  11.7
Industrials ............................................................  11.4
Energy .................................................................  10.7
Consumer Discretionary .................................................  10.2
Consumer Staples .......................................................   9.3
Telecommunication Services .............................................   3.7
Utilities ..............................................................   3.6
Materials ..............................................................   3.1
--------------------------------------------------------------------------------
      For Fund portfolio compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry and sector sub-classifications for reporting ease.


        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007      3

A Discussion With Your Fund's Portfolio Manager

      We are pleased to provide you with this shareholder report for Enhanced S&P 500(R) Covered Call Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following discussion is provided by Oppenheimer Capital LLC, the Fund's subadviser.

The investment objective of Enhanced S&P 500(R) Covered Call Fund Inc. (the "Fund") is to seek leveraged returns on the Chicago Board Options Exchange ("CBOE(R)") S&P 500(R) Buywrite Index(SM) (the "BXM(SM) Index"), less fees and expenses.

How did the Fund perform during the six-month period?

For the six-month period ended June 30, 2007, the Common Stock of the Fund had a total investment return of +3.61%, based on a change in per share net asset value from $18.99 to $18.58, and assuming reinvestment of distributions paid during the period ($1.10). During the same period, the Fund's unmanaged reference index, the BXM Index, returned +3.76%. It is not possible to make a direct investment in the BXM Index.

For more detail with regard to the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

How did you manage the portfolio during the six-month period?

The Fund owns a portfolio of stocks invested to substantially replicate the S&P 500 Index and/or other investments that have economic characteristics similar to the securities that comprise the S&P 500 Index. The Fund also sells one-month, at-the-money S&P 500 Index call options. Options are sold the third Friday of every month and cash-settled at expiration. Because the options are written at-the-money, the Fund forgoes any appreciation in the S&P 500 Index above the strike price on the portion of the portfolio subject to the written calls. If the S&P 500 Index settles above the strike price, the Fund will satisfy its obligations through cash settlement. If the S&P 500 Index settles below the strike price of the option, the Fund retains the entire option premium. In addition to the option positions, we frequently rebalance our underlying S&P 500 Index individual stock positions to ensure that the weight of each individual security in the Fund continuously matches its weight in the S&P 500 Index. In addition, the Fund has entered into a total return swap as part of the Fund's investment strategy to provide additional exposure to the BXM Index.

How would you characterize the portfolio's position at the close of the period?

The Fund is poised to deliver its stated goals of providing leveraged returns to the BXM Index. Because the index is a passive strategy, we consider our processes and positions to be precise and accurate. We believe that the portfolio is positioned to meet its objectives.

Stephen Bond-Nelson
Portfolio Manager

July 13, 2007


CBOE, Volatility Index and VIX are registered trademarks and BXM is a service mark of the Chicago Board Options Exchange.


4        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007

Schedule of Investments as of June 30, 2007 (Unaudited)

                                                                              Shares
Industry        Common Stocks                                                   Held          Value
======================================================================================================
Aerospace & Defense -- 2.1%
                Boeing Co.                                                     7,749      $    745,144
                General Dynamics Corp.                                         3,985           311,707
                Goodrich Corp.                                                 1,228            73,140
                Honeywell International, Inc.                                  7,674           431,893
                L-3 Communications Holdings, Inc.                              1,231           119,887
                Lockheed Martin Corp.                                          3,494           328,890
                Northrop Grumman Corp.                                         3,398           264,602
                Precision Castparts Corp.                                      1,354           164,321
                Raytheon Co.                                                   4,370           235,499
                Rockwell Collins, Inc.                                         1,648           116,415
                United Technologies Corp.                                      9,787           694,192
                                                                                          ------------
                                                                                             3,485,690
------------------------------------------------------------------------------------------------------
Air Freight & Logistics -- 0.7%
                CH Robinson Worldwide, Inc.                                    1,686            88,549
                FedEx Corp.                                                    3,030           336,239
                United Parcel Service, Inc. Class B                           10,424           760,952
                                                                                          ------------
                                                                                             1,185,740
------------------------------------------------------------------------------------------------------
Airlines -- 0.1%
                Southwest Airlines Co.                                         7,685           114,583
------------------------------------------------------------------------------------------------------
Auto Components -- 0.2%
                The Goodyear Tire & Rubber Co. (a)                             2,031            70,598
                Johnson Controls, Inc.                                         1,942           224,825
                                                                                          ------------
                                                                                               295,423
------------------------------------------------------------------------------------------------------
Automobiles -- 0.3%
                Ford Motor Co.                                                18,504           174,308
                General Motors Corp.                                           5,567           210,433
                Harley-Davidson, Inc.                                          2,535           151,111
                                                                                          ------------
                                                                                               535,852
------------------------------------------------------------------------------------------------------
Beverages -- 1.6%
                Anheuser-Busch Cos., Inc.                                      7,478           390,052
                Brown-Forman Corp. Class B                                       777            56,783
                The Coca-Cola Co.                                             19,778         1,034,587
                Coca-Cola Enterprises, Inc.                                    2,746            65,904
                Constellation Brands, Inc. Class A (a)                         1,902            46,181
                Molson Coors Brewing Co. Class B                                 467            43,179
                Pepsi Bottling Group, Inc.                                     1,296            43,649
                PepsiCo, Inc.                                                 16,032         1,039,675
                                                                                          ------------
                                                                                             2,720,010
------------------------------------------------------------------------------------------------------
Biotechnology -- 0.9%
                Amgen, Inc. (a)                                               11,414           631,080
                Biogen Idec, Inc. (a)                                          2,812           150,442
                Celgene Corp. (a)                                              3,740           214,414
                Genzyme Corp. (a)                                              2,587           166,603
                Gilead Sciences, Inc. (a)                                      9,192           356,374
                                                                                          ------------
                                                                                             1,518,913
------------------------------------------------------------------------------------------------------
Building Products -- 0.1%
                American Standard Cos., Inc.                                   1,731           102,094
                Masco Corp.                                                    3,718           105,851
                                                                                          ------------
                                                                                               207,945
------------------------------------------------------------------------------------------------------
Capital Markets -- 2.9%
                Ameriprise Financial, Inc.                                     2,316           147,228
                The Bank of New York Co., Inc.                                 7,441           308,355
                The Bear Stearns Cos., Inc.                                    1,174           164,360
                The Charles Schwab Corp.                                       9,958           204,338
                E*Trade Financial Corp. (a)                                    4,202            92,822
                Federated Investors, Inc. Class B                                872            33,424
                Franklin Resources, Inc.                                       1,622           214,866
                The Goldman Sachs Group, Inc.                                  4,021           871,552
                Janus Capital Group, Inc.                                      1,825            50,808
                Legg Mason, Inc.                                               1,295           127,402
                Lehman Brothers Holdings, Inc.                                 5,242           390,634
                Mellon Financial Corp.                                         4,098           180,312
                Merrill Lynch & Co., Inc. (b)                                  8,570           716,281
                Morgan Stanley                                                10,372           870,003
                Northern Trust Corp.                                           1,858           119,358
                State Street Corp.                                             3,311           226,472
                T. Rowe Price Group, Inc.                                      2,615           135,692
                                                                                          ------------
                                                                                             4,853,907
------------------------------------------------------------------------------------------------------
Chemicals -- 1.2%
                Air Products & Chemicals, Inc.                                 2,132           171,349
                Ashland, Inc.                                                    546            34,917
                The Dow Chemical Co.                                           9,382           414,872
                E.I. du Pont de Nemours & Co.                                  9,091           462,186
                Eastman Chemical Co.                                             829            53,330
                Ecolab, Inc.                                                   1,726            73,700
                Hercules, Inc. (a)                                             1,148            22,558
                International Flavors & Fragrances, Inc.                         761            39,679
                Monsanto Co.                                                   5,349           361,271
                PPG Industries, Inc.                                           1,617           123,070
                Praxair, Inc.                                                  3,138           225,905
                Rohm & Haas Co.                                                1,402            76,661
                Sigma-Aldrich Corp.                                            1,290            55,044
                                                                                          ------------
                                                                                             2,114,542
------------------------------------------------------------------------------------------------------
Commercial Banks -- 2.9%
                BB&T Corp.                                                     5,340           217,231
                Comerica, Inc.                                                 1,536            91,346
                Commerce Bancorp, Inc.                                         1,884            69,689
                Compass Bancshares, Inc.                                       1,297            89,467
                Fifth Third Bancorp                                            5,414           215,315
                First Horizon National Corp.                                   1,238            48,282
                Huntington Bancshares, Inc.                                    3,596            81,773
                KeyCorp                                                        3,862           132,582
                M&T Bank Corp.                                                   746            79,747
                Marshall & Ilsley Corp.                                        2,551           121,504
                National City Corp.                                            5,666           188,791
                PNC Financial Services Group, Inc.                             3,396           243,086
                Regions Financial Corp.                                        6,935           229,549
                SunTrust Banks, Inc.                                           3,510           300,947
                Synovus Financial Corp.                                        3,219            98,823
                U.S. Bancorp                                                  17,112           563,840
                Wachovia Corp.                                                18,830           965,038
                Wells Fargo & Co.                                             32,870         1,156,038
                Zions Bancorporation                                           1,084            83,370
                                                                                          ------------
                                                                                             4,976,418
------------------------------------------------------------------------------------------------------


        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007      5

                                                                              Shares
Industry        Common Stocks                                                   Held          Value
======================================================================================================
Commercial Services & Supplies -- 0.4%
                Allied Waste Industries, Inc. (a)                              2,513      $     33,825
                Avery Dennison Corp.                                             902            59,965
                Cintas Corp.                                                   1,327            52,324
                Equifax, Inc.                                                  1,433            63,654
                Monster Worldwide, Inc. (a)                                    1,285            52,814
                Pitney Bowes, Inc.                                             2,158           101,038
                RR Donnelley & Sons Co.                                        2,167            94,286
                Robert Half International, Inc.                                1,637            59,751
                Waste Management, Inc.                                         5,092           198,843
                                                                                          ------------
                                                                                               716,500
------------------------------------------------------------------------------------------------------
Communications Equipment -- 2.1%
                Avaya, Inc. (a)                                                4,429            74,584
                Ciena Corp. (a)                                                  841            30,385
                Cisco Systems, Inc. (a)                                       59,751         1,664,065
                Corning, Inc. (a)                                             15,479           395,488
                JDS Uniphase Corp. (a)                                         2,079            27,921
                Juniper Networks, Inc. (a)                                     5,574           140,298
                Motorola, Inc.                                                22,780           403,206
                QUALCOMM, Inc.                                                16,404           711,770
                Tellabs, Inc. (a)                                              4,310            46,376
                                                                                          ------------
                                                                                             3,494,093
------------------------------------------------------------------------------------------------------
Computers & Peripherals -- 3.0%
                Apple Computer, Inc. (a)                                       8,512         1,038,804
                Dell, Inc. (a)                                                22,357           638,292
                EMC Corp. (a)                                                 20,652           373,801
                Hewlett-Packard Co.                                           25,774         1,150,036
                International Business Machines Corp.                         13,445         1,415,086
                Lexmark International, Inc. Class A (a)                          931            45,908
                NCR Corp. (a)                                                  1,771            93,048
                Network Appliance, Inc. (a)                                    3,653           106,668
                QLogic Corp. (a)                                               1,566            26,074
                SanDisk Corp. (a)                                              2,247           109,968
                Sun Microsystems, Inc. (a)                                    35,137           184,821
                                                                                          ------------
                                                                                             5,182,506
------------------------------------------------------------------------------------------------------
Construction & Engineering -- 0.1%
                Fluor Corp.                                                      869            96,781
------------------------------------------------------------------------------------------------------
Construction Materials -- 0.1%
                Vulcan Materials Co.                                             938           107,439
------------------------------------------------------------------------------------------------------
Consumer Finance -- 0.8%
                American Express Co.                                          11,698           715,684
                Capital One Financial Corp.                                    4,068           319,094
                SLM Corp.                                                      4,050           233,199
                                                                                          ------------
                                                                                             1,267,977
------------------------------------------------------------------------------------------------------
Containers & Packaging -- 0.1%
                Ball Corp.                                                     1,005            53,436
                Bemis Co.                                                      1,030            34,175
                Pactiv Corp. (a)                                               1,284            40,947
                Sealed Air Corp.                                               1,591            49,353
                Temple-Inland, Inc.                                            1,042            64,114
                                                                                          ------------
                                                                                               242,025
------------------------------------------------------------------------------------------------------
Distributors -- 0.0%
                Genuine Parts Co.                                              1,677            83,179
------------------------------------------------------------------------------------------------------
Diversified Consumer Services -- 0.1%
                Apollo Group, Inc. Class A (a)                                 1,378            80,516
                H&R Block, Inc.                                                3,179            74,293
                                                                                          ------------
                                                                                               154,809
------------------------------------------------------------------------------------------------------
Diversified Financial Services -- 3.9%
                Bank of America Corp.                                         43,676         2,135,320
                CIT Group, Inc.                                                1,888           103,519
                Chicago Mercantile Exchange
                  Holdings, Inc.                                                 350           187,026
                Citigroup, Inc.                                               48,681         2,496,848
                JPMorgan Chase & Co.                                          33,621         1,628,937
                Moody's Corp.                                                  2,264           140,821
                                                                                          ------------
                                                                                             6,692,471
------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services -- 2.4%
                AT&T Inc.                                                     60,680         2,518,220
                CenturyTel, Inc.                                               1,079            52,925
                Citizens Communications Co.                                    3,371            51,475
                Embarq Corp.                                                   1,487            94,231
                Qwest Communications
                  International Inc. (a)                                      15,287           148,284
                Verizon Communications, Inc.                                  28,574         1,176,392
                Windstream Corp.                                               4,693            69,269
                                                                                          ------------
                                                                                             4,110,796
------------------------------------------------------------------------------------------------------
Electric Utilities -- 1.4%
                Allegheny Energy, Inc. (a)                                     1,632            84,440
                American Electric Power Co., Inc.                              3,925           176,782
                Duke Energy Corp.                                             12,396           226,847
                Edison International                                           3,207           179,977
                Entergy Corp.                                                  1,942           208,474
                Exelon Corp.                                                   6,620           480,612
                FPL Group, Inc.                                                4,001           227,017
                FirstEnergy Corp.                                              3,001           194,255
                PPL Corp.                                                      3,791           177,381
                Pinnacle West Capital Corp.                                      987            39,332
                Progress Energy, Inc.                                          2,503           114,112
                The Southern Co.                                               7,400           253,746
                                                                                          ------------
                                                                                             2,362,975
------------------------------------------------------------------------------------------------------
Electrical Equipment -- 0.3%
                Cooper Industries Ltd. Class A                                 1,802           102,876
                Emerson Electric Co.                                           7,827           366,304
                Rockwell Automation, Inc.                                      1,553           107,840
                                                                                          ------------
                                                                                               577,020
------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.2%
                Agilent Technologies, Inc. (a)                                 3,897           149,801
                Jabil Circuit, Inc.                                            1,765            38,954
                Molex, Inc.                                                    1,398            41,954
                Solectron Corp. (a)                                            8,898            32,745
                Tektronix, Inc.                                                  800            26,992
                                                                                          ------------
                                                                                               290,446
------------------------------------------------------------------------------------------------------
Energy Equipment & Services -- 1.6%
                BJ Services Co.                                                2,888            82,135
                Baker Hughes, Inc.                                             3,153           265,262
                ENSCO International, Inc.                                      1,468            89,563
                Halliburton Co.                                                8,996           310,362
                Nabors Industries Ltd. (a)                                     2,771            92,496
                National Oilwell Varco, Inc. (a)                               1,749           182,316
                Noble Corp.                                                    1,318           128,531
                Rowan Cos., Inc.                                               1,089            44,627
                Schlumberger Ltd.                                             11,600           985,304
                Smith International, Inc.                                      1,974           115,755
                Transocean, Inc. (a)                                           2,837           300,665
                Weatherford International Ltd. (a)                             3,320           183,397
                                                                                          ------------
                                                                                             2,780,413
------------------------------------------------------------------------------------------------------


6        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007

                                                                              Shares
Industry        Common Stocks                                                   Held          Value
======================================================================================================
Food & Staples Retailing -- 1.8%
                CVS Corp./Caremark Corp.                                      15,190      $    553,676
                Costco Wholesale Corp.                                         4,397           257,312
                The Kroger Co.                                                 6,968           196,010
                SUPERVALU INC.                                                 2,046            94,771
                SYSCO Corp.                                                    6,082           200,645
                Safeway, Inc.                                                  4,347           147,928
                Wal-Mart Stores, Inc.                                         23,859         1,147,856
                Walgreen Co.                                                   9,851           428,913
                Whole Foods Market, Inc.                                       1,392            53,314
                                                                                          ------------
                                                                                             3,080,425
------------------------------------------------------------------------------------------------------
Food Products -- 1.1%
                Archer-Daniels-Midland Co.                                     6,425           212,603
                Campbell Soup Co.                                              2,140            83,053
                ConAgra Foods, Inc.                                            4,903           131,695
                Dean Foods Co.                                                 1,280            40,794
                General Mills, Inc.                                            3,410           199,212
                H.J. Heinz Co.                                                 3,198           151,809
                The Hershey Co.                                                1,687            85,396
                Kellogg Co.                                                    2,466           127,714
                Kraft Foods, Inc.                                             15,787           556,492
                McCormick & Co., Inc.                                          1,282            48,947
                Sara Lee Corp.                                                 7,229           125,785
                Tyson Foods, Inc. Class A                                      2,489            57,347
                Wm. Wrigley Jr. Co.                                            2,123           117,423
                                                                                          ------------
                                                                                             1,938,270
------------------------------------------------------------------------------------------------------
Gas Utilities -- 0.2%
                Nicor, Inc.                                                      443            19,014
                Questar Corp.                                                  1,698            89,739
                Spectra Energy Corp.                                           6,218           161,419
                                                                                          ------------
                                                                                               270,172
------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 1.3%
                Bausch & Lomb, Inc.                                              533            37,012
                Baxter International, Inc.                                     6,412           361,252
                Becton Dickinson & Co.                                         2,411           179,620
                Biomet, Inc.                                                   2,417           110,505
                Boston Scientific Corp. (a)                                   11,678           179,141
                CR Bard, Inc.                                                  1,017            84,035
                Hospira, Inc. (a)                                              1,534            59,887
                Medtronic, Inc.                                               11,334           587,781
                St. Jude Medical, Inc. (a)                                     3,331           138,203
                Stryker Corp.                                                  2,940           185,485
                Varian Medical Systems, Inc. (a)                               1,255            53,350
                Zimmer Holdings, Inc. (a)                                      2,331           197,879
                                                                                          ------------
                                                                                             2,174,150
------------------------------------------------------------------------------------------------------
Health Care Providers & Services -- 1.7%
                Aetna, Inc.                                                    5,082           251,051
                AmerisourceBergen Corp.                                        1,881            93,053
                Cardinal Health, Inc.                                          3,787           267,514
                Cigna Corp.                                                    2,833           147,939
                Coventry Health Care, Inc. (a)                                 1,540            88,781
                Express Scripts, Inc. (a)                                      2,682           134,127
                Humana, Inc. (a)                                               1,654           100,745
                Laboratory Corp. of America Holdings (a)                       1,158            90,625
                Manor Care, Inc.                                                 721            47,074
                McKesson Corp.                                                 2,908           173,433
                Medco Health Solutions, Inc. (a)                               2,757           215,018
                Patterson Cos., Inc. (a)                                       1,370            51,060
                Quest Diagnostics, Inc.                                        1,555            80,316
                Tenet Healthcare Corp. (a)                                     4,657            30,317
                UnitedHealth Group, Inc.                                      13,189           674,485
                WellPoint, Inc. (a)                                            6,039           482,093
                                                                                          ------------
                                                                                             2,927,631
------------------------------------------------------------------------------------------------------
Health Care Technology -- 0.0%
                IMS Health, Inc.                                               1,932            62,075
------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 1.2%
                Carnival Corp.                                                 4,355           212,393
                Darden Restaurants, Inc.                                       1,393            61,278
                Harrah's Entertainment, Inc.                                   1,838           156,708
                Hilton Hotels Corp.                                            3,837           128,424
                International Game Technology                                  3,273           129,938
                Marriott International, Inc. Class A                           3,230           139,665
                McDonald's Corp.                                              11,751           596,481
                Starbucks Corp. (a)                                            7,291           191,316
                Starwood Hotels & Resorts Worldwide, Inc.                      2,117           141,987
                Wendy's International, Inc.                                      859            31,568
                Wyndham Worldwide Corp. (a)                                    1,794            65,050
                Yum! Brands, Inc.                                              5,156           168,704
                                                                                          ------------
                                                                                             2,023,512
------------------------------------------------------------------------------------------------------
Household Durables -- 0.5%
                Black & Decker Corp.                                             650            57,402
                Centex Corp.                                                   1,176            47,158
                DR Horton, Inc.                                                2,691            53,632
                Fortune Brands, Inc.                                           1,504           123,884
                Harman International Industries, Inc.                            642            74,986
                KB Home                                                          753            29,646
                Leggett & Platt, Inc.                                          1,744            38,455
                Lennar Corp. Class A                                           1,371            50,124
                Newell Rubbermaid, Inc.                                        2,745            80,785
                Pulte Homes, Inc.                                              2,091            46,943
                Snap-On, Inc.                                                    571            28,841
                The Stanley Works                                                821            49,835
                Whirlpool Corp.                                                  777            86,402
                                                                                          ------------
                                                                                               768,093
------------------------------------------------------------------------------------------------------
Household Products -- 1.5%
                Clorox Co.                                                     1,494            92,777
                Colgate-Palmolive Co.                                          5,034           326,455
                Kimberly-Clark Corp.                                           4,490           300,336
                The Procter & Gamble Co.                                      30,991         1,896,339
                                                                                          ------------
                                                                                             2,615,907
------------------------------------------------------------------------------------------------------
IT Services -- 0.9%
                Affiliated Computer Services, Inc. Class A (a)                   977            55,415
                Automatic Data Processing, Inc.                                5,445           263,919
                Cognizant Technology Solutions Corp. (a)                       1,416           106,327
                Computer Sciences Corp. (a)                                    1,705           100,851
                Convergys Corp. (a)                                            1,348            32,676
                Electronic Data Systems Corp.                                  5,008           138,872
                Fidelity National Information Services, Inc.                   1,610            87,391
                First Data Corp.                                               7,425           242,575
                Fiserv, Inc. (a)                                               1,656            94,061
                Paychex, Inc.                                                  3,347           130,935
                Unisys Corp. (a)                                               3,424            31,295
                The Western Union Co.                                          7,604           158,391
                                                                                          ------------
                                                                                             1,442,708
------------------------------------------------------------------------------------------------------


        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007      7

                                                                              Shares
Industry        Common Stocks                                                   Held          Value
======================================================================================================
Independent Power Producers &
Energy Traders -- 0.4%
                The AES Corp. (a)                                              6,571      $    143,773
                Constellation Energy Group, Inc.                               1,779           155,075
                Dynegy, Inc. Class A (a)                                       3,960            37,382
                TXU Corp.                                                      4,520           304,196
                                                                                          ------------
                                                                                               640,426
------------------------------------------------------------------------------------------------------
Industrial Conglomerates -- 3.1%
                3M Co.                                                         7,088           615,168
                General Electric Co.                                         101,253         3,875,965
                Textron, Inc.                                                  1,235           135,986
                Tyco International Ltd.                                       19,511           659,277
                                                                                          ------------
                                                                                             5,286,396
------------------------------------------------------------------------------------------------------
Insurance -- 3.7%
                ACE Ltd.                                                       3,205           200,377
                AMBAC Financial Group, Inc.                                    1,003            87,451
                AON Corp.                                                      2,891           123,185
                Aflac, Inc.                                                    4,818           247,645
                The Allstate Corp.                                             5,978           367,707
                American International Group, Inc.                            25,532         1,788,006
                Assurant, Inc.                                                   978            57,624
                Chubb Corp.                                                    3,952           213,961
                Cincinnati Financial Corp.                                     1,690            73,346
                Genworth Financial, Inc. Class A                               4,118           141,659
                Hartford Financial Services Group, Inc.                        3,118           307,154
                Lincoln National Corp.                                         2,665           189,082
                Loews Corp.                                                    4,388           223,700
                MBIA, Inc.                                                     1,288            80,139
                Marsh & McLennan Cos., Inc.                                    5,466           168,790
                MetLife, Inc.                                                  7,299           470,640
                Principal Financial Group, Inc.                                2,637           153,711
                The Progressive Corp.                                          7,246           173,397
                Prudential Financial, Inc.                                     4,603           447,550
                Safeco Corp.                                                   1,045            65,062
                Torchmark Corp.                                                  940            62,980
                The Travelers Cos., Inc.                                       6,535           349,623
                UnumProvident Corp.                                            3,374            88,095
                XL Capital Ltd. Class A                                        1,831           154,335
                                                                                          ------------
                                                                                             6,235,219
------------------------------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.2%
                Amazon.com, Inc. (a)                                           3,062           209,471
                IAC/InterActiveCorp (a)                                        2,151            74,446
                                                                                          ------------
                                                                                               283,917
------------------------------------------------------------------------------------------------------
Internet Software & Services -- 1.1%
                eBay, Inc. (a)                                                11,141           358,517
                Google, Inc. Class A (a)                                       2,147         1,123,697
                VeriSign, Inc. (a)                                             2,413            76,564
                Yahoo! Inc. (a)                                               11,904           322,956
                                                                                          ------------
                                                                                             1,881,734
------------------------------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.1%
                Brunswick Corp.                                                  889            29,008
                Eastman Kodak Co.                                              2,832            78,815
                Hasbro, Inc.                                                   1,569            49,282
                Mattel, Inc.                                                   3,872            97,923
                                                                                          ------------
                                                                                               255,028
------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.2%
                Applera Corp. -- Applied Biosystems Group                      1,808            55,216
                Millipore Corp. (a)                                              529            39,723
                PerkinElmer, Inc.                                              1,179            30,725
                Thermo Fisher Scientific, Inc. (a)                             4,153           214,793
                Waters Corp. (a)                                                 995            59,063
                                                                                          ------------
                                                                                               399,520
------------------------------------------------------------------------------------------------------
Machinery -- 1.3%
                Caterpillar, Inc.                                              6,303           493,525
                Cummins, Inc.                                                  1,024           103,639
                Danaher Corp.                                                  2,343           176,897
                Deere & Co.                                                    2,215           267,439
                Dover Corp.                                                    2,012           102,914
                Eaton Corp.                                                    1,443           134,199
                ITT Corp.                                                      1,789           122,153
                Illinois Tool Works, Inc.                                      4,056           219,795
                Ingersoll-Rand Co. Class A                                     2,970           162,815
                PACCAR, Inc.                                                   2,445           212,813
                Pall Corp.                                                     1,205            55,418
                Parker Hannifin Corp.                                          1,140           111,617
                Terex Corp. (a)                                                1,016            82,601
                                                                                          ------------
                                                                                             2,245,825
------------------------------------------------------------------------------------------------------
Media -- 2.6%
                CBS Corp. Class B                                              7,210           240,237
                Clear Channel Communications, Inc.                             4,886           184,789
                Comcast Corp. Class A (a)                                     30,628           861,259
                The DIRECTV Group, Inc. (a)                                    7,586           175,312
                Dow Jones & Co., Inc.                                            640            36,768
                EW Scripps Co. Class A                                           818            37,374
                Gannett Co., Inc.                                              2,310           126,935
                Interpublic Group of Cos., Inc. (a)                            4,616            52,622
                The McGraw-Hill Cos., Inc.                                     3,378           229,974
                Meredith Corp.                                                   384            23,654
                The New York Times Co. Class A                                 1,417            35,992
                News Corp. Class A                                            22,924           486,218
                Omnicom Group Inc.                                             3,258           172,413
                Time Warner, Inc.                                             37,256           783,866
                Tribune Co.                                                      832            24,461
                Viacom, Inc. Class B (a)                                       6,783           282,376
                Walt Disney Co.                                               19,503           665,832
                                                                                          ------------
                                                                                             4,420,082
------------------------------------------------------------------------------------------------------
Metals & Mining -- 0.7%
                Alcoa, Inc.                                                    8,558           346,856
                Allegheny Technologies, Inc.                                   1,006           105,509
                Freeport-McMoRan Copper & Gold, Inc.
                  Class B                                                      3,695           306,020
                Newmont Mining Corp.                                           4,441           173,465
                Nucor Corp.                                                    2,970           174,191
                United States Steel Corp.                                      1,165           126,694
                                                                                          ------------
                                                                                             1,232,735
------------------------------------------------------------------------------------------------------


8        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007

                                                                              Shares
Industry        Common Stocks                                                   Held          Value
======================================================================================================
Multi-Utilities -- 0.9%
                Ameren Corp.                                                   2,031      $     99,539
                CMS Energy Corp.                                               2,210            38,012
                CenterPoint Energy, Inc.                                       3,158            54,949
                Consolidated Edison, Inc.                                      2,664           120,200
                DTE Energy Co.                                                 1,736            83,710
                Dominion Resources, Inc.                                       3,449           297,683
                Integrys Energy Group, Inc.                                      746            37,845
                KeySpan Corp.                                                  1,730            72,625
                NiSource, Inc.                                                 2,698            55,876
                PG&E Corp.                                                     3,460           156,738
                Public Service Enterprise Group, Inc.                          2,489           218,484
                Sempra Energy                                                  2,598           153,880
                TECO Energy, Inc.                                              2,063            35,442
                Xcel Energy, Inc.                                              4,025            82,392
                                                                                          ------------
                                                                                             1,507,375
------------------------------------------------------------------------------------------------------
Multiline Retail -- 0.9%
                Big Lots, Inc. (a)                                             1,078            31,715
                Dillard's, Inc. Class A                                          600            21,558
                Dollar General Corp.                                           3,100            67,952
                Family Dollar Stores, Inc.                                     1,486            51,000
                JC Penney Co., Inc.                                            2,215           160,322
                Kohl's Corp. (a)                                               3,176           225,591
                Macy's, Inc.                                                   4,525           180,005
                Nordstrom, Inc.                                                2,209           112,924
                Sears Holdings Corp. (a)                                         811           137,465
                Target Corp.                                                   8,380           532,968
                                                                                          ------------
                                                                                             1,521,500
------------------------------------------------------------------------------------------------------
Office Electronics -- 0.1%
                Xerox Corp. (a)                                                9,225           170,478
------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 6.6%
                Anadarko Petroleum Corp.                                       4,566           237,386
                Apache Corp.                                                   3,260           265,983
                Chesapeake Energy Corp.                                        4,030           139,438
                Chevron Corp.                                                 21,153         1,781,929
                ConocoPhillips                                                16,086         1,262,751
                Consol Energy, Inc.                                            1,793            82,675
                Devon Energy Corp.                                             4,378           342,754
                EOG Resources, Inc.                                            2,408           175,928
                El Paso Corp.                                                  6,892           118,749
                Exxon Mobil Corp.                                             55,440         4,650,307
                Hess Corp.                                                     2,686           158,367
                Marathon Oil Corp.                                             6,751           404,790
                Murphy Oil Corp.                                               1,852           110,083
                Occidental Petroleum Corp.                                     8,207           475,021
                Peabody Energy Corp.                                           2,609           126,223
                Sunoco, Inc.                                                   1,196            95,297
                Valero Energy Corp.                                            5,403           399,066
                Williams Cos., Inc.                                            5,894           186,368
                XTO Energy, Inc.                                               3,774           226,817
                                                                                          ------------
                                                                                            11,239,932
------------------------------------------------------------------------------------------------------
Paper & Forest Products -- 0.2%
                International Paper Co.                                        4,287           167,407
                MeadWestvaco Corp.                                             1,816            64,141
                Weyerhaeuser Co.                                               2,126           167,805
                                                                                          ------------
                                                                                               399,353
------------------------------------------------------------------------------------------------------
Personal Products -- 0.1%
                Avon Products, Inc.                                            4,321           158,797
                The Estee Lauder Cos., Inc. Class A                            1,162            52,883
                                                                                          ------------
                                                                                               211,680
------------------------------------------------------------------------------------------------------
Pharmaceuticals -- 4.9%
                Abbott Laboratories                                           15,160           811,818
                Allergan, Inc.                                                 3,026           174,419
                Barr Pharmaceuticals, Inc. (a)                                 1,081            54,299
                Bristol-Myers Squibb Co.                                      19,369           611,286
                Eli Lilly & Co.                                                9,710           542,595
                Forest Laboratories, Inc. (a)                                  3,129           142,839
                Johnson & Johnson                                             28,507         1,756,601
                King Pharmaceuticals, Inc. (a)                                 2,398            49,063
                Merck & Co., Inc.                                             21,330         1,062,234
                Mylan Laboratories Inc.                                        2,446            44,493
                Pfizer, Inc.                                                  69,072         1,766,171
                Schering-Plough Corp.                                         14,659           446,220
                Watson Pharmaceuticals, Inc. (a)                               1,010            32,855
                Wyeth                                                         13,239           759,124
                                                                                          ------------
                                                                                             8,254,017
------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.9%
                Apartment Investment & Management Co.
                  Class A                                                        956            48,202
                Archstone-Smith Trust                                          2,195           129,746
                AvalonBay Communities, Inc.                                      784            93,202
                Boston Properties, Inc.                                        1,172           119,696
                Developers Diversified Realty Corp.                            1,231            64,886
                Equity Residential                                             2,863           130,639
                General Growth Properties, Inc.                                2,412           127,715
                Host Marriott Corp.                                            5,138           118,791
                Kimco Realty Corp.                                             2,233            85,010
                Plum Creek Timber Co., Inc.                                    1,737            72,363
                ProLogis                                                       2,526           143,729
                Public Storage                                                 1,208            92,799
                Simon Property Group, Inc.                                     2,199           204,595
                Vornado Realty Trust                                           1,286           141,254
                                                                                          ------------
                                                                                             1,572,627
------------------------------------------------------------------------------------------------------
Real Estate Management & Development -- 0.0%
                CB Richard Ellis Group, Inc. (a)                               1,846            67,379
------------------------------------------------------------------------------------------------------
Road & Rail -- 0.6%
                Burlington Northern Santa Fe Corp.                             3,506           298,501
                CSX Corp.                                                      4,303           193,979
                Norfolk Southern Corp.                                         3,870           203,446
                Ryder System, Inc.                                               603            32,441
                Union Pacific Corp.                                            2,665           306,875
                                                                                          ------------
                                                                                             1,035,242
------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment -- 2.1%
                Advanced Micro Devices, Inc. (a)                               5,418            77,477
                Altera Corp.                                                   3,492            77,278
                Analog Devices, Inc.                                           3,220           121,201
                Applied Materials, Inc.                                       13,601           270,252
                Broadcom Corp. Class A (a)                                     4,580           133,965
                Intel Corp.                                                   57,180         1,358,597
                KLA-Tencor Corp.                                               1,887           103,691
                LSI Logic Corp. (a)                                            7,582            56,941
                Linear Technology Corp.                                        2,499            90,414
                MEMC Electronic Materials, Inc. (a)                            2,209           135,014
                Maxim Integrated Products, Inc.                                3,157           105,475


        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007      9

                                                                              Shares
Industry        Common Stocks                                                   Held          Value
======================================================================================================
Semiconductors & Semiconductor
Equipment (concluded)
                Micron Technology, Inc. (a)                                    7,444      $     93,273
                National Semiconductor Corp.                                   2,746            77,629
                Novellus Systems, Inc. (a)                                     1,245            35,321
                Nvidia Corp. (a)                                               3,573           147,601
                Teradyne, Inc. (a)                                             1,868            32,839
                Texas Instruments, Inc.                                       14,111           530,997
                Xilinx, Inc.                                                   2,932            78,490
                                                                                          ------------
                                                                                             3,526,455
------------------------------------------------------------------------------------------------------
Software -- 2.5%
                Adobe Systems, Inc. (a)                                        5,787           232,348
                Autodesk, Inc. (a)                                             2,276           107,154
                BMC Software, Inc. (a)                                         2,009            60,873
                CA, Inc.                                                       4,049           104,586
                Citrix Systems, Inc. (a)                                       1,778            59,865
                Compuware Corp. (a)                                            2,965            35,165
                Electronic Arts, Inc. (a)                                      3,053           144,468
                Intuit, Inc. (a)                                               3,373           101,460
                Microsoft Corp.                                               82,856         2,441,766
                Novell, Inc. (a)                                               3,428            26,704
                Oracle Corp. (a)                                              38,958           767,862
                Symantec Corp. (a)                                             8,868           179,134
                                                                                          ------------
                                                                                             4,261,385
------------------------------------------------------------------------------------------------------
Specialty Retail -- 1.4%
                Abercrombie & Fitch Co. Class A                                  865            63,128
                AutoNation, Inc. (a)                                           1,487            33,368
                AutoZone, Inc. (a)                                               470            64,211
                Bed Bath & Beyond, Inc. (a)                                    2,696            97,029
                Best Buy Co., Inc.                                             3,985           185,980
                Circuit City Stores, Inc.                                      1,362            20,539
                The Gap, Inc.                                                  5,218            99,664
                Home Depot, Inc.                                              19,429           764,531
                Limited Brands, Inc.                                           3,369            92,479
                Lowe's Cos., Inc.                                             14,812           454,580
                Office Depot, Inc. (a)                                         2,722            82,477
                OfficeMax, Inc.                                                  742            29,161
                RadioShack Corp.                                               1,335            44,242
                The Sherwin-Williams Co.                                       1,078            71,655
                Staples, Inc.                                                  7,040           167,059
                TJX Cos., Inc.                                                 4,478           123,145
                Tiffany & Co.                                                  1,346            71,419
                                                                                          ------------
                                                                                             2,464,667
------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.4%
                Coach, Inc. (a)                                                3,654           173,163
                Jones Apparel Group, Inc.                                      1,072            30,284
                Liz Claiborne, Inc.                                            1,030            38,419
                Nike, Inc. Class B                                             3,732           217,538
                Polo Ralph Lauren Corp.                                          603            59,160
                VF Corp.                                                         877            80,316
                                                                                          ------------
                                                                                               598,880
------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 1.1%
                Countrywide Financial Corp.                                    5,840           212,284
                Fannie Mae                                                     9,577           625,665
                Freddie Mac                                                    6,511           395,218
                Hudson City Bancorp, Inc.                                      4,769            58,277
                MGIC Investment Corp.                                            818            46,511
                Sovereign Bancorp, Inc.                                        3,555            75,153
                Washington Mutual, Inc.                                        8,750           373,100
                                                                                          ------------
                                                                                             1,786,208
------------------------------------------------------------------------------------------------------
Tobacco -- 1.0%
                Altria Group, Inc.                                            20,700         1,451,898
                Reynolds American, Inc.                                        1,685           109,862
                UST, Inc.                                                      1,577            84,701
                                                                                          ------------
                                                                                             1,646,461
------------------------------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.0%
                WW Grainger, Inc.                                                702            65,321
------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.5%
                Alltel Corp.                                                   3,400           229,670
                Sprint Nextel Corp.                                           28,479           589,800
                                                                                          ------------
                                                                                               819,470
------------------------------------------------------------------------------------------------------
                Total Common Stocks
                (Cost -- $106,354,362) -- 77.3%                                            131,500,708
======================================================================================================

                                                                                Face
                U.S. Government Obligations                                   Amount
======================================================================================================
                U.S. Treasury Notes, 4.25%
                  due 10/31/2007                                         $33,485,000        33,414,380
------------------------------------------------------------------------------------------------------
                Total U.S. Government Obligations
                (Cost -- $33,414,573) -- 19.6%                                              33,414,380
======================================================================================================

                Short-Term Securities
======================================================================================================
Time Deposits -- 1.6%
                State Street Bank & Trust Co., 4.25%
                  due 7/02/2007                                            2,724,915         2,724,915
------------------------------------------------------------------------------------------------------
                Total Short-Term Securities
                (Cost -- $2,724,915) -- 1.6%                                                 2,724,915
======================================================================================================
                Total Investments
                (Cost -- $142,493,850) -- 98.5%                                            167,640,003
======================================================================================================

                                                                           Number of
                Options Written                                            Contracts
======================================================================================================
Call Options Written
                S&P 500 Index, expiring
                  July 2007 at USD 1,540                                         884          (521,560)
------------------------------------------------------------------------------------------------------
                Total Options Written
                (Premiums Received -- $1,971,249) -- (0.3%)                                   (521,560)
======================================================================================================
Total Investments, Net of Options Written
(Cost -- $140,522,601*) -- 98.2%                                                           167,118,443

Other Assets Less Liabilities -- 1.8%                                                        2,978,752
                                                                                          ------------
Net Assets -- 100.0%                                                                      $170,097,195
                                                                                          ============


10        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007

Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...................................          $ 167,387,127
                                                                  =============
      Gross unrealized appreciation ....................          $   2,365,292
      Gross unrealized depreciation ....................          $  (2,633,976)
                                                                  -------------
      Net unrealized depreciation ......................          $    (268,684)
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                             Purchase                   Sales                    Realized                   Dividend
      Affiliate                                Cost                     Cost                       Gain                      Income
      ------------------------------------------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.               $3,357                   $45,907                    $20,233                    $6,501
      ------------------------------------------------------------------------------------------------------------------------------

o     Financial futures contracts purchased as of June 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
      Number of                                                  Expiration                     Face                     Unrealized
      Contracts                       Issue                         Date                        Value                   Depreciation
      ------------------------------------------------------------------------------------------------------------------------------
         20                       E-MINI S&P 500                September 2007                $1,544,220                  $(28,720)
      ------------------------------------------------------------------------------------------------------------------------------

o     Total Return Swaps outstanding as of June 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Notional       Unrealized
      Counterparty         Receive Total Return                   Pay                  Expiration          Amount       Appreciation
      ------------------------------------------------------------------------------------------------------------------------------
      HSBC Bank USA NA     CBOE S&P 500
                           BuyWrite Index                12-month LIBOR rate with
                           (BXM(SM)) -- Total Return     a negotiated spread           October 2007      $50,000,000      $1,186,678

      Deutsche Bank AG     CBOE S&P 500
                           BuyWrite Index                12-month LIBOR rate with
                           (BXM(SM)) -- Total Return     a negotiated spread           October 2007      $68,200,199       1,670,980
      ------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                               $2,857,658
                                                                                                                          ==========

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      See Notes to Financial Statements.


        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007      11

Statement of Assets, Liabilities and Capital

As of June 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost -- $141,960,489) .....                  $ 166,923,722
            Investments in affiliated securities, at value (identified cost -- $533,361) ...........                        716,281
            Cash collateral on financial futures contracts .........................................                         56,000
            Unrealized appreciation on swaps .......................................................                      2,857,658
            Receivables:
                Interest ...........................................................................  $     237,507
                Dividends ..........................................................................        147,489
                Securities sold ....................................................................         83,573         468,569
                                                                                                      -------------
            Prepaid expenses .......................................................................                          9,943
                                                                                                                      -------------
            Total assets ...........................................................................                    171,032,173
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Options written, at value (premiums received -- $1,971,249) ............................                        521,560
            Payables:
                Securities purchased ...............................................................        156,699
                Investment adviser .................................................................        106,263
                Variation margin ...................................................................          5,255         268,217
                                                                                                      -------------
            Accrued expenses .......................................................................                        145,201
                                                                                                                      -------------
            Total liabilities ......................................................................                        934,978
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .............................................................................                  $ 170,097,195
                                                                                                                      =============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, $.001 par value, 100,000,000 shares authorized ...........................                  $       9,155
            Paid-in capital in excess of par .......................................................                    170,401,521
            Accumulated distributions in excess of investment income -- net ........................  $  (6,779,174)
            Accumulated realized capital losses -- net .............................................    (22,959,087)
            Unrealized appreciation -- net .........................................................     29,424,780
                                                                                                      -------------
            Total accumulated losses -- net ........................................................                       (313,481)
                                                                                                                      -------------
            Total capital -- Equivalent to $18.58 per share based on 9,155,163 shares of Common Stock
              outstanding (market price -- $19.64) .................................................                  $ 170,097,195
                                                                                                                      =============

      See Notes to Financial Statements.


12        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007

Statement of Operations

For the Six Months Ended June 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (including $6,501 from affiliates) .........................................                    $   1,271,770
            Interest .............................................................................                          905,421
                                                                                                                      -------------
            Total income .........................................................................                        2,177,191
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees .............................................................   $     698,766
            Professional fees ....................................................................          34,837
            Accounting services ..................................................................          34,037
            Directors' fees and expenses .........................................................          25,630
            Printing and shareholder reports .....................................................          19,815
            Transfer agent fees ..................................................................          19,318
            Custodian fees .......................................................................          13,840
            Listing fees .........................................................................          12,533
            Repurchase fees ......................................................................           9,723
            Other ................................................................................          13,008
                                                                                                     -------------
            Total expenses .......................................................................                          881,507
                                                                                                                      -------------
            Investment income -- net .............................................................                        1,295,684
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
                Investments -- net (including $20,233 from affiliates) ...........................       2,520,547
                Financial futures contracts -- net ...............................................         370,134
                Options written -- net ...........................................................      (5,288,250)      (2,397,569)
                                                                                                     -------------
            Change in unrealized appreciation/depreciation on:
                Investments -- net ...............................................................       5,654,261
                Financial futures contracts and swaps -- net .....................................       1,032,521
                Options written -- net ...........................................................         683,513        7,370,295
                                                                                                     ------------------------------
            Total realized and unrealized gain -- net ............................................                        4,972,726
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations .................................                    $   6,268,410
                                                                                                                      =============

      See Notes to Financial Statements.


        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007      13

Statements of Changes in Net Assets

                                                                                                       For the Six
                                                                                                      Months Ended       For the
                                                                                                        June 30,       Year Ended
                                                                                                          2007        December 31,
Increase (Decrease) in Net Assets:                                                                     (Unaudited)        2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net .............................................................   $   1,295,684    $   2,321,240
            Realized gain (loss) -- net ..........................................................      (2,397,569)       7,648,713
            Change in unrealized appreciation/depreciation -- net ................................       7,370,295       15,894,635
                                                                                                     ------------------------------
            Net increase in net assets resulting from operations .................................       6,268,410       25,864,588
                                                                                                     ------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net .............................................................      (9,986,182)+       (429,115)
            Realized gain -- net .................................................................              --      (19,628,868)
                                                                                                     ------------------------------
            Net decrease in net assets resulting from dividends and distributions to shareholders       (9,986,182)     (20,057,983)
                                                                                                     ------------------------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net redemption of Common Stock resulting from a repurchase offer
              (including $2,759 of repurchase offer fees) ........................................              --       (5,378,110)
            Value of shares issued to shareholders in reinvestment of dividends and distributions        1,433,234        1,911,192
                                                                                                     ------------------------------
            Net increase (decrease) in net assets resulting from common stock transactions .......       1,433,234       (3,466,918)
                                                                                                     ------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ..............................................      (2,284,538)       2,339,687
            Beginning of period ..................................................................     172,381,733      170,042,046
                                                                                                     ------------------------------
            End of period* .......................................................................   $ 170,097,195    $ 172,381,733
                                                                                                     ==============================
                  * Undistributed (accumulated distributions in excess of) investment income -- net  $  (6,779,174)   $   1,911,324
                                                                                                     ==============================

+ A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

      See Notes to Financial Statements.


14        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007

                                                                           For the Six                     For the Period
                                                                          Months Ended        For the      September 30,
                                                                            June 30,        Year Ended        2005+ to
The following per share data and ratios have been derived                     2007         December 31,     December 31,
from information provided in the financial statements.                     (Unaudited)         2006             2005
=========================================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .....................    $     18.99       $     18.37       $     19.10
                                                                          -----------------------------------------------
            Investment income -- net*** ..............................            .14               .25               .06
            Realized and unrealized gain -- net ......................            .55              2.57++            (.20)
                                                                          -----------------------------------------------
            Total from investment operations .........................            .69              2.82              (.14)
                                                                          -----------------------------------------------
            Less dividends and distributions from:
                Investment income -- net .............................          (1.10)@@           (.05)             (.06)
                Realized gain -- net .................................             --             (2.15)             (.06)
                Tax return of capital ................................             --                --              (.43)
                                                                          -----------------------------------------------
            Total dividends and distributions ........................          (1.10)            (2.20)             (.55)
                                                                          -----------------------------------------------
            Offering costs resulting from the issuance of common stock             --                --              (.04)
                                                                          -----------------------------------------------
            Net asset value, end of period ...........................    $     18.58       $     18.99       $     18.37
                                                                          -----------------------------------------------
            Market price per share, end of period ....................    $     19.64       $     20.31       $     16.83
                                                                          ===============================================
=========================================================================================================================
Total Investment Return**
-------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .......................           3.61%@           16.11%             (.73%)@
                                                                          ===============================================
            Based on market price per share ..........................           2.40%@           35.55%           (13.14%)@
                                                                          ===============================================
=========================================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------
            Expenses .................................................           1.14%*            1.06%             1.36%*
                                                                          ===============================================
            Investment income -- net .................................           1.67%*            1.32%             1.32%*
                                                                          ===============================================
=========================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .................    $   170,097       $   172,382       $   170,042
                                                                          ===============================================
            Portfolio turnover .......................................              2%               26%                7%
                                                                          ===============================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Includes repurchase offer fees, which are less than $.01 per share.
@     Aggregate total investment return.
@@ A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

      See Notes to Financial Statements.


        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007      15

Notes to Financial Statements

1. Significant Accounting Policies:

Enhanced S&P 500(R) Covered Call Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company with a fixed term of approximately five years. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol BEO. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sales price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) and last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Advisor using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract.

o Options -- The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. The Fund provides the purchaser with


16        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007
      the right to potentially receive a cash payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the written option. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received).

      Written options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains, as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps -- The Fund will enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. For the current period ended June 30, 2007, Fund management believes it is likely total dividends and distributions may exceed net investment income and accumulated realized capital gains, resulting in a portion of the total distribution treated as a tax return of capital.

(f) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Fund typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007      17

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory and Management Agreement and Transactions with
Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions. In addition, IQ entered into a Subadvisory Agreement with Oppenheimer Capital, LLC (the "Subadviser") pursuant to which the Subadviser provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay the Subadviser a monthly fee at an annual rate equal to .40% of the average daily value of the Fund's net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions. There was no increase in the aggregate fees paid by the Fund for these services.

IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ will pay the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock, Inc. ML & Co. is a principal owner of BlackRock, Inc.

Certain officers of the Fund are officers of IQ, ML & Co., BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2007 were $2,773,290 and $12,745,751, respectively.

Transactions in call options written for the six months ended June 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                                     Number of       Premiums
                                                     Contracts       Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period ....................               960       $  1,447,776
Options written ..........................             5,823         10,529,459
Options closed ...........................            (3,944)        (7,061,190)
Options expired ..........................            (1,955)        (2,944,796)
                                                -------------------------------
Outstanding call options written,
  end of period ..........................               884       $  1,971,249
                                                ===============================


18        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007

Notes to Financial Statements (concluded)

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, all of which are initially classified as Common Stock, par value $.001. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

Shares issued and outstanding for the six months ended June 30, 2007 increased by 76,816 from dividend reinvestments. Shares issued and outstanding for the year ended December 31, 2006 increased by 99,053 from dividend and distribution reinvestments and decreased by 275,942 as a result of a repurchase offer.


Renewal of Current Investment Advisory and Management Agreements

The Board of Directors of each Fund, currently consisting solely of Independent Directors, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "Investment Company Act"), has the responsibility under the Investment Company Act to consider annually the Investment Advisory and Management Agreement of each Fund (each, a "Management Agreement" and together, the "Management Agreements") with IQ Investment Advisors LLC ("IQ Advisors").

At a Board meeting held on June 14, 2007, all of the Directors present at the meeting renewed the Management Agreement for each Fund for an additional one-year term. Each Management Agreement was considered separately by the relevant Fund's Directors. In considering whether to approve the Management Agreements, the Directors reviewed a meeting book and other materials from counsel to the Funds and from IQ Advisors which: (i) included information concerning the services rendered to the Funds by IQ Advisors and IQ Advisors' affiliates; (ii) contained information concerning the revenues and expenses incurred by IQ Advisors and its affiliates from the operation of the Funds; and
(iii) outlined the legal duties of the Board under the Investment Company Act. The Board also received information from Lipper, Inc. ("Lipper") comparing each Fund's fee rate for advisory and administrative services to those of other closed-end funds chosen by Lipper. In voting to approve the renewal of each Fund's Management Agreement, the Directors considered in particular the following factors:

(a) The nature, extent and quality of services provided by IQ Advisors and its affiliates -- The Directors reviewed the services that IQ Advisors has provided to the Funds. They considered the size and experience of IQ Advisors' staff, its use of technology, and the degree to which IQ Advisors exercises supervision over the actions of each Fund's subadviser. In connection with the investment advisory services provided, the Directors took into account detailed discussions they had with officers of IQ Advisors regarding the management of each Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions entered into on behalf of each Fund. During these discussions, the Directors asked detailed questions of, and received answers from, the officers of IQ Advisors regarding the implementation of each Fund's investment strategy, its efficacy and risks.

In addition to the investment advisory services provided to the Funds, the Directors considered that IQ Advisors and its affiliates also provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Directors reviewed the compliance and administrative services provided to the Funds by IQ Advisors, including its oversight of each Fund's day-to-day operations and its oversight of Fund accounting. The Directors noted that IQ Advisors has access to administrative, legal and compliance resources that help ensure a high level of quality in the compliance and administrative services provided to the Funds. The Directors also considered each Fund's compliance history. Following their consideration of this information, and based on the presentations at the meeting and the Directors' experience as Directors of other investment companies advised by IQ Advisors, the Directors concluded that the services provided to each Fund by IQ Advisors under the respective Management Agreement were of a high quality and benefited the Funds.


        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007      19

(b) Investment performance of each Fund and IQ Advisors -- The Directors considered the history, experience, resources and strengths of IQ Advisors and its affiliates in developing and implementing the investment strategies used by each Fund. The Directors also considered the innovative nature of each Fund. The Directors noted that each Fund uses a unique investment strategy and that comparisons of a Fund's investment performance to the performance of other investment companies were generally not meaningful. The Directors reviewed each Fund's investment performance and where applicable, compared such performance to the performance of a relevant reference index. The Directors discussed the degree to which each Fund was achieving its investment objective, noting that each Fund had been in operation for a relatively short period of time. In particular, the Directors noted that all of the Funds generally performed as expected relative to their respective reference index and met their respective investment objectives. As a result of their discussions and review, the Directors concluded that each Fund's performance was satisfactory. Based on these factors, the Directors determined that IQ Advisors continued to be an appropriate investment adviser for the Funds.

(c) Cost of services provided and profits realized by IQ Advisors and its affiliates from the relationship with each of the Funds -- The Directors reviewed and considered a memorandum from IQ Advisors regarding the methodology used by IQ Advisors in allocating its costs regarding the operations of the Funds and calculating each Fund's profitability (if any) to IQ Advisors and its affiliates. The Directors noted that IQ Advisors' methodology in calculating profitability had previously been reviewed by independent consultants. The Directors also reviewed a report detailing IQ Advisors' profitability. After considering their discussion with IQ Advisors and reviewing its memorandum and report, the Directors concluded that there was a reasonable basis for the allocation of costs and the determination of profitability. The Directors considered the cost of the services provided by IQ Advisors to each Fund and the revenue derived by IQ Advisors and its affiliates. The Directors took into account discussions that they had with representatives of IQ Advisors regarding its general level of profitability (if any), and the profits derived by its affiliates, including Merrill Lynch Investment Managers, L.P. ("MLIM") prior to its merger with BlackRock, Inc. ("BlackRock"), from operating the Funds. The Directors also considered the direct and indirect benefits derived by other IQ Advisors affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), from the establishment of the Funds, including the underwriting arrangements relating to the initial distribution of Fund shares. The Directors considered federal court decisions discussing an investment adviser's profitability and profitability levels considered to be reasonable in those decisions. The Directors concluded that any profits made by IQ Advisors and its affiliates (including MLIM and MLPF&S) are acceptable in relation to the nature, extent and quality of services provided. The Directors also concluded that each Fund benefited from such services provided by IQ Advisors' affiliates.

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale -- The Directors considered the extent to which economies of scale might be realized if the assets of the Funds increase and whether there should be changes in the management fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels generally would have to come from appreciation through investment performance. The Directors also noted that each Fund, except for Dow 30(SM) Premium & Dividend Income Fund Inc. and S&P 500(R) Covered Call Fund Inc., is an interval fund that periodically allows stockholders to tender their shares to the Funds and that such tender offers reduce the amount of Fund assets. In consideration of these and other factors, the Directors determined that no changes were currently necessary to each Fund's fee structure. The Directors also discussed the renewal requirements for investment advisory agreements, and determined that they would revisit this issue no later than when they next review the investment advisory fees.

(e) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients -- The Directors compared both the services rendered and the fees paid under the Management Agreements to the contracts of other investment advisers with respect to other closed-end registered investment companies. In particular, the Directors evaluated each Fund's contractual fee rate for advisory and administrative services as compared to the contractual fee rate of other closed-end funds chosen by Lipper. In considering this information, the Directors took into account the unique nature of the investment strategies of the Funds and the fact that the relevant peer group of funds provided by Lipper for comparison have investment strategies and restrictions different from those of the Funds. The Directors did not consider compensation paid to IQ Advisors with respect to accounts other than registered investment companies because IQ Advisors utilizes each Fund's strategy in connection with only registered funds.


20        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007

In particular, the Directors noted that each Fund's contractual advisory fee rate at a common asset level was lower than the median fee rate of its Lipper comparison funds. The Directors concluded that the advisory fee rates were reasonable in comparison to the data reflected in the Lipper materials.

(f) Conclusion -- No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the advisory fee rate of each Fund was reasonable in relation to the services provided by IQ Advisors to the Funds, as well as the costs incurred and benefits gained by IQ Advisors and its affiliates in providing such services, including the investment advisory and administrative components. The Directors also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other funds of a similar size. As a result, the Board of Directors of each Fund approved the Management Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.

Renewal of Current Investment Subadvisory Agreements

The Board of Directors of each Fund, currently consisting solely of Independent Directors, at a meeting held on June 14, 2007 considered and approved the renewal of the Current Investment Subadvisory Agreement of each Fund (each a "Subadvisory Agreement" and together, the "Subadvisory Agreements"). Each Subadvisory Agreement was considered separately by the relevant Fund's Directors. The Directors received, reviewed and evaluated information concerning the services and personnel of BlackRock Investment Management, LLC ("BlackRock"), as subadviser to each of S&P 500(R) GEARED(SM) Fund Inc. and Small Cap Premium & Dividend Income Fund Inc.; Oppenheimer Capital LLC ("Oppenheimer"), as subadviser to each of S&P 500(R) Covered Call Fund Inc. and Enhanced S&P 500(R) Covered Call Fund Inc.; and Nuveen Asset Management ("Nuveen," and together with BlackRock and Oppenheimer, the "Subadvisers"), as subadviser to Dow 30(SM) Premium & Dividend Income Fund Inc. and Global Income & Currency Fund Inc.

(a) The nature, extent and quality of services provided by each Subadviser -- The Directors reviewed the services that each Subadviser provides to each of their respective Funds. The Directors considered their detailed discussions with officers of IQ Advisors and members of each Subadviser's portfolio management team, the management of each Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that have been entered into on behalf of the Funds. The Directors took into account the annual due diligence investment review conducted by Merrill Lynch Global Private Client Investment Management, an affiliate of IQ Advisors, of each Subadviser and its report that concluded that each such Subadviser has thus far executed its respective Fund's investment strategies in accordance with the Fund's objectives and general expectations. The Directors noted that, drawing on their collective industry experience, they had discussed each Fund's investment strategy with representatives from each Subadviser, including discussions regarding the premises underlying the Fund's investment strategy, its efficacy and potential risks. The Directors also considered the favorable history, reputation and background of each Subadviser and its personnel, and the substantial experience of such Subadviser's portfolio management teams. The Directors discussed the compliance program of each Subadviser and the report of Mrs. Catherine Johnston, the chief compliance officer of the Funds. Following consideration of this information, and based on management presentations during the Board meeting and their discussion during an Executive Session, the Directors concluded that the nature, extent and quality of services provided to each Fund by the applicable Subadviser under its Subadvisory Agreement were of a high quality and would continue to benefit the Fund.

(b) Investment performance of each Fund and each Subadviser -- The Directors received and considered information about each Fund's investment performance in comparison to the performance of its relative reference index, where applicable, and also in light of its stated investment objective and made the determinations discussed above under "Renewal of Current Investment Advisory and Management Agreements." Based on these factors, the Directors determined that each Subadviser continued to be appropriate for each of its respective Funds.

(c) Cost of services provided and profits realized by each Subadviser from the relationship with each respective Fund -- The Directors considered the profitability to MLIM, prior to its merger with BlackRock, of serving as investment subadviser to two Funds and from its relationship with IQ Advisors based on the information discussed above under "Renewal of Current Investment Advisory and Management Agreements." Based on such information, the Directors concluded that MLIM's profits were acceptable in relation to the nature, extent and quality of services provided. The Directors noted that profitability data was not provided with respect to the unaffiliated Subadvisers of the Funds and concluded that such data was unnecessary because such subadvisory


        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007      21

Renewal of Current Investment Advisory and Management Agreements (concluded)

arrangements were entered into at "arm's length" between the Subadviser and IQ Advisors. The Directors then considered the potential direct and indirect benefits to each Subadviser and its affiliates from their relationship with each of their respective Funds, including the reputational benefits from managing the Funds. The Directors of each Fund concluded that the potential benefits to each Subadviser were consistent with those obtained by other subadvisers in similar types of arrangements.

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale -- The Directors considered the extent to which economies of scale might be realized if the assets of the Funds increase and whether there should be changes in the subadvisory fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that each Subadviser's fees are paid by IQ Advisors out of its fees and not directly by the Funds. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels would have to come from appreciation due to investment performance. The Directors also noted that each Fund, except for Dow 30(SM) Premium & Dividend Income Fund Inc. and S&P 500(R) Covered Call Fund Inc., is an interval fund that periodically allows stockholders to tender their shares to the Funds and that such tender offers reduce the amount of Fund assets. The Directors also discussed the renewal requirements for subadvisory agreements, and determined that they would revisit this issue no later than when they next review the subadvisory fee.

(e) Comparison of services rendered and fees paid to those under other subadvisory contracts, such as contracts of the same and other investment advisers or other clients -- The Directors discussed the services rendered by each Subadviser and determined that such services were consistent with those provided by subadvisers generally and sufficient for the management of the Funds. Taking into account the totality of the information and materials provided to the Directors as noted above, including the fact that the subadvisory fee for each Fund was negotiated with IQ Advisors and not payable directly by the Fund, the Directors concluded that the subadvisory fee for each Fund was reasonable for the services being rendered.

Conclusion -- No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the relevant subadvisory fee rate was reasonable in relation to the services provided by each Subadviser. As a result, all of the Directors approved the Subadvisory Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.


22        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940 (the "1940 Act"), as amended. As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund's then outstanding shares.

The Fund has adopted the following fundamental policy regarding the periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately once every 13 months) intervals pursuant to Rule 23c-3 under the 1940 Act ("Offers"). The Board of Directors may place such conditions and limitations on an Offer as may be permitted under Rule 23c-3.

b) The repurchase request deadline, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent offer, will be determined by reference to the maturity date of the swap contracts that comprise the Fund's leveraging transactions (as described in the Fund's prospectus) for each annual period, and will be the fourteenth day prior to such maturity date; provided that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the maturity date of the swap contracts (the "Repurchase Request Deadline") .

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the "Repurchase Pricing Date").

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


        ENHANCED S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2007      23

  [LOGO]
    IQ
INVESTMENT
 ADVISORS                                                      www.IQIAFunds.com


Enhanced S&P 500(R) Covered Call Fund Inc. seeks to provide leveraged returns on the CBOE S&P 500(R) BuyWrite Index(SM) less fees and expenses.

This report, including the financial information herein, is transmitted to shareholders of Enhanced S&P 500(R) Covered Call Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Enhanced S&P 500(R) Covered Call Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                  #IQBEO -- 6/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of June 30, 2007 (a) Not Applicable (b) Effective May 22, 2007, Mr. Greg Tournant, a co-portfolio manager of the Registrant identified in response to paragraph (a) of this item in the Registrant's most recent annual report, has resigned from the Sub-Adviser. Mr. Stephen Bond-Nelson, a co-portfolio manager also identified in the Registrant's most recent annual report, has assumed sole leadership of the Registrant's portfolio management team.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable to this semi-annual report

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enhanced S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: August 28, 2007


By: /s/ James E. Hillman
    -------------------------------
    James E. Hillman,
    Chief Financial Officer of
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: August 28, 2007